TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
PRC statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	0.00%	0.00%	0.00%
Change in future tax rate (upon expiration of preferential rate)	(1.00%)	0.00%	0.00%
Change of prior year deferred tax assets	(37.00%)	(11.00%)	(19.00%)
Change of valuation allowance	194.00%	(20.00%)	(28.00%)
Income not subject to tax and non-deductible expenses, net	16.00%	0.00%	0.00%
Effect of expired net operating loss	(197.00%)	6.00%	22.00%
PRC withholding tax	0.00%	0.00%	0.00%
Effective EIT rate	0.00%	0.00%	0.00%